UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31*
Date of reporting period:
October 31, 2024
*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets Debt Local Currency Fund
Class A-EMLAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$115	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.50%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.50%	(0.46)%	(0.03)%
A with initial sales charge (4.25%)	3.89%	(1.32)%	(0.46)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLA-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class B-EMLBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 7.69%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.69%	(1.17)%	(0.76)%
B with CDSC (declining over six years from 4% to 0%)×	3.69%	(1.50)%	(0.76)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.90%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLB-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class C-EMLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 7.90%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.90%	(1.17)%	(0.76)%
C with CDSC (1% for 12 months)×	6.90%	(1.17)%	(0.76)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.70%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLC-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class I-EMLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$89	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.78%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.78%	(0.23)%	0.19%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLI-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class R1-EMLJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 7.67%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.67%	(1.09)%	(0.72)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLR1-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class R2-EMLKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$141	1.35%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.23%	(0.68)%	(0.26)%
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.43%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLR2-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class R3-EMLLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$115	1.10%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.49%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.49%	(0.45)%	0.01%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.29%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLR3-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class R4-EMLMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$89	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 8.76%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.76%	(0.22)%	0.28%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLR4-ANN

MFS® Emerging Markets Debt Local Currency Fund
Class R6-EMLNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$78	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Emerging Markets Debt Local Currency Fund (fund) provided a total return of 9.08%, at net asset value. This compares with a return of 8.76% for the fund’s benchmark, the JPMorgan Government Bond Index Emerging Markets Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    The fund's positioning along the US, Hungarian, and Colombian yield curves, particularly its greater exposure to shifts in the middle portion (centered around maturities of 7 years) of the yield curves, boosted relative performance.
    An overweight exposure to both US and Uruguayan bonds, coupled with strong bond selection within Peru and the Czech Republic, also benefited relative results.
  Top detractors from performance relative to the JPMorgan Government Bond Index Emerging Markets Global Diversified:
    Currency allocation and hedging held back the fund’s relative performance, particularly its overweight allocation to the Colombian Peso and underweight allocation to both the Malaysian Ringgit and Thai Baht.
    Yield curve positioning, particularly the fund's underweight exposure to shifts in the short end (centered around maturities of less than 3 years) of the Czech Republic, Malaysian, and Thai yield curves also hindered relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.08%	(0.08)%	0.33%)
Comparative Benchmark(s)
JPMorgan Government Bond Index Emerging Markets Global Diversified ∆	8.76%	(0.92)%	(0.06)%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,907,085	Average Effective Maturity (yrs):	6.7
Total Number of Holdings:	193	Average Effective Duration (yrs):	5.8
Total Management Fee ($)#:	3,837,705
Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/24)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	120.7%	0.0%)	120.7%)
ETFs	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Issuer country weightings
	Long	Short	Net
Czech Republic	13.1%	0.0%)	13.1%)
Brazil	12.3%	0.0%)	12.3%)
Mexico	11.9%	0.0%)	11.9%)
China	11.1%	0.0%)	11.1%)
South Africa	10.4%	0.0%)	10.4%)
Indonesia	8.4%	0.0%)	8.4%)
Columbia	7.9%	0.0%)	7.9%)
Thailand	7.0%	0.0%)	7.0%)
United States	91.7%	(109.4)%	(17.7)%
Other Countries	35.6%	0.0%)	35.6%)
Composition including fixed income credit quality
	Long	Short	Net
AA	5.9%	0.0%)	5.9%)
A	12.7%	0.0%)	12.7%)
BBB	35.2%	0.0%)	35.2%)
BB	26.5%	0.0%)	26.5%)
B	0.3%	0.0%)	0.3%)
Not Rated	40.1%	0.0%)	40.1%)
Non-Fixed Income	0.0%	(0.1)%	(0.1)%
Cash & Cash Equivalents	5.7%	0.0%)	5.7%)
Other	83.0%	(109.3)%	(26.3)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMLR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant. The tables below set forth the audit fees billed to the series of the Registrant with a fiscal year end of October 31, 2024 (the "Fund") as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2024 and 2023, audit fees billed to the Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Emerging Markets Debt Local	72,766	70,198
Currency Fund

For the fiscal years ended October 31, 2024 and 2023, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Emerging Markets	0	0	267	259	0	0
Debt Local Currency Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Emerging	0	0	0	0	3,600	3,600
Markets Debt Local Currency
Trust*

Fees Billed by E&Y:			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Emerging Markets Debt Local
Currency Fund, MFS and MFS Related			309,807		298,609
Entities #

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Debt Local Currency Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments − 10/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 92.5%
Brazil – 11.8%
Federative Republic of Brazil, 0%, 1/01/2026	BRL	106,506,000	$ 16,024,115
Federative Republic of Brazil, 10%, 1/01/2027		280,947,000	46,086,675
			$62,110,790
Chile – 3.5%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$541,000	$ 537,591
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		1,087,000	1,080,478
Republic of Chile, 5%, 10/01/2028 (n)	CLP	8,795,000,000	9,042,177
Republic of Chile, 5.8%, 10/01/2029 (n)		2,875,000,000	3,004,065
Republic of Chile, 4.7%, 9/01/2030		2,570,000,000	2,537,842
Republic of Chile, Inflation Linked Bond, 3.4%, 10/01/2039		1,689,782,925	1,982,920
			$18,185,073
China – 7.2%
China Development Bank, 3.45%, 9/20/2029	CNY	79,100,000	$ 11,883,513
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		$1,312,000	1,328,253
People's Republic of China, 2.05%, 4/15/2029	CNY	37,420,000	5,314,349
People's Republic of China, 2.88%, 2/25/2033		113,430,000	16,901,100
People's Republic of China, 3.19%, 4/15/2053		14,820,000	2,445,220
			$37,872,435
Colombia – 7.6%
Empresas Publicas de Medellin E.S.P. (Republic of Colombia), 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$ 822,958
Republic of Colombia, 7.5%, 8/26/2026		9,564,000,000	2,116,955
Republic of Colombia, 5.75%, 11/03/2027		91,004,300,000	18,603,684
Republic of Colombia, 7.25%, 10/18/2034		33,993,900,000	5,996,143
Republic of Colombia, “B”, 7.75%, 9/18/2030		61,004,400,000	12,301,952
			$39,841,692
Czech Republic – 4.7%
Czech Republic, 2.5%, 8/25/2028	CZK	192,400,000	$ 7,918,205
Czech Republic, 2.75%, 7/23/2029		36,390,000	1,495,533
Czech Republic, 2%, 10/13/2033		265,630,000	9,647,434
Czech Republic, 1.5%, 4/24/2040		142,240,000	4,210,659
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,161,000	1,357,593
			$24,629,424
Dominican Republic – 0.3%
Dominican Republic, 13.625%, 2/03/2033 (n)	DOP	43,050,000	$ 858,469
Dominican Republic, 10.75%, 6/01/2036 (n)		44,800,000	796,500
			$1,654,969
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$626,000	$ 600,483
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	527,580
			$1,128,063
EMLFS-ANN

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – 2.2%
Republic of Hungary, 4.5%, 3/23/2028	HUF	4,676,440,000	$ 11,677,521
India – 3.0%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$1,347,000	$ 1,328,544
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		1,515,000	1,542,012
Republic of India, 7.18%, 8/14/2033	INR	632,760,000	7,653,415
Republic of India, 7.18%, 7/24/2037		427,710,000	5,213,899
			$15,737,870
Indonesia – 8.4%
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		$1,081,000	$ 1,059,751
Republic of Indonesia, 6.375%, 8/15/2028	IDR	236,665,000,000	14,931,232
Republic of Indonesia, 9%, 3/15/2029		36,969,000,000	2,553,558
Republic of Indonesia, 7%, 9/15/2030		135,102,000,000	8,694,216
Republic of Indonesia, 6.375%, 4/15/2032		88,425,000,000	5,492,209
Republic of Indonesia, 7.5%, 8/15/2032		56,189,000,000	3,713,701
Republic of Indonesia, 8.375%, 4/15/2039		98,925,000,000	7,085,413
Republic of Indonesia, 7.125%, 6/15/2043		6,000,000,000	384,665
			$43,914,745
Jamaica – 0.6%
Government of Jamaica, 9.625%, 11/03/2030	JMD	266,000,000	$ 1,780,387
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$1,207,000	1,230,229
			$3,010,616
Kazakhstan – 0.1%
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		$731,000	$ 730,111
Malaysia – 4.0%
Government of Malaysia, 3.733%, 6/15/2028	MYR	6,436,000	$ 1,474,200
Government of Malaysia, 4.232%, 6/30/2031		26,321,000	6,128,299
Government of Malaysia, 3.582%, 7/15/2032		25,387,000	5,668,008
Government of Malaysia, 3.757%, 5/22/2040		16,760,000	3,695,416
Government of Malaysia, 4.065%, 6/15/2050		18,448,000	4,114,167
			$21,080,090
Mexico – 8.4%
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	$ 475,340
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		8,248,800	399,498
United Mexican States, 5.75%, 3/05/2026		41,300,000	1,947,712
United Mexican States, 8.5%, 5/31/2029		285,900,000	13,537,653
United Mexican States, 7.75%, 5/29/2031		288,700,000	12,916,943
United Mexican States, 7.5%, 5/26/2033		86,400,000	3,685,715
United Mexican States, 7.75%, 11/23/2034		266,500,000	11,373,348
			$44,336,209
Peru – 3.6%
Peru LNG, 5.375%, 3/22/2030		$1,246,712	$ 1,118,825
Republic of Peru, 6.95%, 8/12/2031	PEN	51,530,000	14,159,835
Republic of Peru, 6.15%, 8/12/2032		10,091,000	2,612,688
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$945,000	860,690
			$18,752,038

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Philippines – 2.1%
Republic of Philippines, 6.875%, 1/10/2029	PHP	227,180,000	$ 4,057,154
Republic of Philippines, 6.125%, 1/18/2031		147,000,000	2,561,738
Republic of Philippines, 8%, 7/19/2031		227,415,000	4,368,612
			$10,987,504
Poland – 4.3%
Republic of Poland, 2.75%, 4/25/2028	PLN	13,830,000	$ 3,175,467
Republic of Poland, 2.75%, 10/25/2029		34,288,000	7,533,124
Republic of Poland, 1.25%, 10/25/2030		21,957,000	4,274,455
Republic of Poland, 1.75%, 4/25/2032		38,665,000	7,328,436
			$22,311,482
Romania – 1.8%
Republic of Romania, 8.75%, 10/30/2028	RON	23,210,000	$ 5,444,545
Republic of Romania, 8%, 4/29/2030		16,385,000	3,784,479
			$9,229,024
Serbia – 1.0%
Republic of Serbia, 4.5%, 8/20/2032	RSD	607,070,000	$ 5,479,200
South Africa – 10.2%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$ 1,996,779
Republic of South Africa, 8%, 1/31/2030		113,135,000	6,077,204
Republic of South Africa, 7%, 2/28/2031		69,484,000	3,452,318
Republic of South Africa, 8.25%, 3/31/2032		178,036,000	9,225,981
Republic of South Africa, 8.875%, 2/28/2035		412,861,000	20,965,002
Republic of South Africa, 9%, 1/31/2040		188,349,000	8,969,558
Republic of South Africa, 8.75%, 2/28/2048		44,412,000	2,019,292
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	882,040
			$53,588,174
Thailand – 4.5%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	416,604,000	$ 13,540,895
Kingdom of Thailand, 3.3%, 6/17/2038		315,475,000	10,027,971
			$23,568,866
United States – 1.4%
U.S. Treasury Notes, TIPS, 1.875%, 7/15/2034 (f)		$7,544,290	$ 7,490,990
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	210,874,000	$ 4,977,233
Oriental Republic of Uruguay, 8.25%, 5/21/2031		51,688,000	1,175,663
			$6,152,896
Uzbekistan – 0.4%
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		$785,000	$ 788,089
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		1,117,000	1,118,842
			$1,906,931
Total Bonds (Identified Cost, $499,971,761)			$485,376,713

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Equity ETFs – 0.0%
iShares MSCI Emerging Markets ETF – @ $37 (Premiums Paid, $142,857)	Put	Goldman Sachs International	$5,720,715	1,287	$ 30,888
Issuer	Shares/Par
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $28,662,230)	28,660,118	$28,662,984
Other Assets, Less Liabilities – 2.1%		10,836,500
Net Assets – 100.0%		$524,907,085
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,662,984 and $485,407,601, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,128,740, representing 5.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PRIBOR	Prague Interbank Offered Rate
SHIBOR	China Shanghai Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TIPS	Treasury Inflation Protected Security
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments – continued
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 10/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
IDR	457,712,005,506	USD	28,539,255	Citibank N.A.	11/01/2024	$623,664
IDR	136,656,763,773	USD	8,656,263	Citibank N.A.	2/03/2025	25,118
IDR	1,895,502,438	USD	116,227	Citibank N.A.	11/05/2024	4,541
IDR	20,880,494,903	USD	1,327,263	Deutsche Bank AG	11/01/2024	3,129
IDR	37,131,962,601	USD	2,360,282	Goldman Sachs International	11/01/2024	5,564
IDR	3,357,685,047	USD	212,466	Morgan Stanley Capital Services, Inc.	2/03/2025	837
INR	213,481,827	USD	2,533,350	BNP Paribas S.A.	12/12/2024	1,763
INR	929,264,938	USD	11,025,401	Citibank N.A.	12/12/2024	9,689
MXN	8,378,901	USD	413,303	Goldman Sachs International	1/17/2025	264
MXN	1,756,016	USD	86,407	Morgan Stanley Capital Services, Inc.	1/17/2025	266
PHP	628,287,774	USD	10,774,958	Citibank N.A.	11/06/2024	36,766
TRY	42,622,780	USD	1,146,947	HSBC Bank	1/17/2025	6,775
TRY	233,783,120	USD	6,166,396	Merrill Lynch International	1/17/2025	161,694
USD	16,413,859	BRL	94,511,000	Barclays Bank PLC	12/20/2024	150,769
USD	5,169,813	BRL	29,685,557	Citibank N.A.	12/20/2024	61,638
USD	19,748,992	BRL	110,051,260	Merrill Lynch International	12/20/2024	811,794
USD	2,019,830	BRL	11,160,691	Morgan Stanley Capital Services, Inc.	12/20/2024	99,341
USD	8,100,482	CAD	11,011,002	State Street Bank Corp.	1/17/2025	171,017
USD	7,952,250	CLP	7,441,317,552	Barclays Bank PLC	1/13/2025	214,947
USD	1,311,965	CLP	1,220,730,823	JPMorgan Chase Bank N.A.	1/17/2025	42,698
USD	4,937,367	COP	21,065,120,971	Goldman Sachs International	1/15/2025	220,800
USD	21,563,195	COP	91,708,269,636	Merrill Lynch International	1/15/2025	1,029,337
USD	13,557,092	EUR	12,332,106	BNP Paribas S.A.	1/17/2025	99,552
USD	2,113,318	HUF	772,433,549	Goldman Sachs International	1/17/2025	62,997
USD	2,017,561	IDR	31,360,966,597	Citibank N.A.	11/01/2024	19,411
USD	2,424,549	IDR	37,131,962,601	Goldman Sachs International	11/01/2024	58,702
USD	2,719,320	INR	228,237,995	Barclays Bank PLC	12/12/2024	8,977
USD	8,358,457	INR	701,832,059	Citibank N.A.	12/12/2024	24,149
USD	1,370,922	KRW	1,817,705,373	Barclays Bank PLC	11/01/2024	53,744
USD	1,342,558	MYR	5,689,760	Barclays Bank PLC	12/12/2024	40,641
USD	6,360,027	PEN	23,894,621	Goldman Sachs International	1/24/2025	31,902
USD	997,005	THB	32,945,046	Barclays Bank PLC	12/20/2024	20,663
USD	3,929,185	THB	131,178,803	JPMorgan Chase Bank N.A.	12/20/2024	41,637
USD	12,432,522	ZAR	220,192,390	Merrill Lynch International	1/17/2025	22,393
						$4,167,179
Liability Derivatives
BRL	116,321,069	USD	20,907,894	Merrill Lynch International	12/20/2024	$(891,811)
BRL	2,970,723	USD	541,599	Morgan Stanley Capital Services, Inc.	12/20/2024	(30,408)
CNH	49,516,739	USD	7,037,276	Merrill Lynch International	1/17/2025	(50,140)
COP	2,252,970,908	USD	525,890	Goldman Sachs International	1/15/2025	(21,441)
CZK	75,990,362	USD	3,303,683	JPMorgan Chase Bank N.A.	1/17/2025	(32,134)
EUR	1,213,432	USD	1,333,386	State Street Bank Corp.	1/17/2025	(9,216)
HUF	939,587,503	USD	2,568,866	UBS AG	1/17/2025	(74,857)
IDR	41,677,913,593	USD	2,676,062	Barclays Bank PLC	11/01/2024	(20,572)
IDR	27,112,148,114	USD	1,789,061	JPMorgan Chase Bank N.A.	11/01/2024	(61,623)
IDR	160,470,349	USD	10,559	Morgan Stanley Capital Services, Inc.	11/01/2024	(335)

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
INR	34,955,484	USD	415,815	Citibank N.A.	12/12/2024	$(716)
INR	484,789,058	USD	5,766,219	Goldman Sachs International	12/12/2024	(9,312)
KRW	1,817,705,373	USD	1,390,172	Barclays Bank PLC	11/01/2024	(72,994)
MXN	139,766,393	USD	7,064,877	Merrill Lynch International	1/17/2025	(166,260)
MYR	152,266,958	USD	35,236,889	Barclays Bank PLC	12/12/2024	(395,548)
PHP	231,371,000	USD	4,040,709	Barclays Bank PLC	11/06/2024	(59,223)
PLN	40,531,705	USD	10,256,515	HSBC Bank	1/17/2025	(157,121)
RON	47,004,083	USD	10,333,209	Barclays Bank PLC	1/17/2025	(76,754)
RSD	484,261,275	USD	4,588,415	Citibank N.A.	1/15/2025	(86,814)
THB	12,488,836	USD	389,121	Barclays Bank PLC	12/20/2024	(19,008)
THB	1,030,977,383	USD	31,219,564	JPMorgan Chase Bank N.A.	12/20/2024	(666,051)
ZAR	55,141,826	USD	3,119,781	State Street Bank Corp.	1/17/2025	(11,966)
USD	830,784	BRL	4,830,170	Citibank N.A.	12/20/2024	(373)
USD	1,889,268	CNH	13,401,143	State Street Bank Corp.	1/17/2025	(1,721)
USD	2,649,244	IDR	41,677,913,593	Barclays Bank PLC	11/01/2024	(6,245)
USD	26,944,089	IDR	426,351,038,909	Citibank N.A.	11/01/2024	(220,679)
USD	120,273	IDR	1,895,502,438	Citibank N.A.	11/05/2024	(495)
USD	1,325,367	IDR	20,880,494,903	Deutsche Bank AG	11/01/2024	(5,025)
USD	1,723,376	IDR	27,112,148,114	JPMorgan Chase Bank N.A.	11/01/2024	(4,063)
USD	10,200	IDR	160,470,349	Morgan Stanley Capital Services, Inc.	11/01/2024	(24)
USD	10,769,417	PHP	628,287,774	Citibank N.A.	2/05/2025	(32,866)
USD	14,661,188	PHP	859,658,774	Citibank N.A.	11/06/2024	(132,021)
USD	874,642	ZAR	15,543,262	Goldman Sachs International	1/17/2025	(1,383)
USD	2,572,440	ZAR	45,812,464	Morgan Stanley Capital Services, Inc.	1/17/2025	(9,568)
						$(3,328,767)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	170	$21,848,002	December – 2024	$(173,956)
U.S. Treasury Note 5 yr	Long	USD	74	7,935,344	December – 2024	(11,246)
						$(185,202)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/18/29	CNY	38,296,000	centrally cleared	1.8867% / Quarterly	SHIBOR / Quarterly	$31,619	$—	$31,619
12/18/29	CNY	75,627,000	centrally cleared	1.8627% / Quarterly	SHIBOR / Quarterly	50,270	—	50,270
12/18/29	CNY	28,000,000	centrally cleared	1.78005% / Quarterly	SHIBOR / Quarterly	3,093	—	3,093
6/20/27	CZK	228,000,000	centrally cleared	3.94% / Annually	PRIBOR / Semi-annually	37,041	55,213	92,254
12/17/31	PLN	7,250,000	centrally cleared	5.1952% / Annually	WIBOR / Semi-annually	11,424	—	11,424
9/18/29	THB	190,000,000	centrally cleared	2.2007% / Quarterly	THOR / Quarterly	37,898	—	37,898
9/18/29	THB	240,000,000	centrally cleared	2.2497% / Quarterly	THOR / Quarterly	64,501	—	64,501
						$235,846	$55,213	$291,059

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
1/02/29	BRL	10,545,000	centrally cleared	11.12% / At Maturity	Daily BZDIOVRA / At Maturity	$(75,060)	$—	$(75,060)
12/22/27	CZK	806,069,000	centrally cleared	3.05% / Annually	PRIBOR / Semi-annually	(296,698)	32,333	(264,365)
12/20/33	HUF	1,000,000,000	centrally cleared	6.1747% / Annually	BUBOR / Semi-annually	(67,190)	—	(67,190)
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	(171,831)	—	(171,831)
12/18/30	MXN	270,727,000	centrally cleared	7.905% / 28 Days	28 day TIIE / 28 days	(725,602)	(21)	(725,623)
12/18/30	MXN	75,855,000	centrally cleared	7.85% / 28 Days	28 day TIIE / 28 days	(211,281)	482	(210,799)
12/17/31	PLN	21,083,000	centrally cleared	3.86% / Annually	WIBOR / Semi-annually	(229,805)	(8,354)	(238,159)
						$(1,777,467)	$24,440	$(1,753,027)
At October 31, 2024, the fund had cash collateral of $3,931,524 and other liquid securities with an aggregate value of $103,599 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $500,114,618)	$485,407,601
Investments in affiliated issuers, at value (identified cost, $28,662,230)	28,662,984
Foreign currency, at value (identified cost, $260)	260
Restricted cash for
Forward foreign currency exchange contracts	950,000
Deposits with brokers for
Cleared swaps	2,734,567
Futures contracts	246,957
Receivables for
Forward foreign currency exchange contracts	4,167,179
Fund shares sold	684,290
Interest	8,639,815
Receivable from investment adviser	56,180
Other assets	14
Total assets	$531,549,847
Liabilities
Payables for
Distributions	$19,453
Net daily variation margin on open cleared swap agreements	107,177
Forward foreign currency exchange contracts	3,328,767
Net daily variation margin on open futures contracts	32,846
Investments purchased	2,325,054
Fund shares reacquired	297,549
Payable to affiliates
Administrative services fee	464
Shareholder servicing costs	40,132
Distribution and service fees	103
Payable for independent Trustees' compensation	14
Deferred foreign capital gains tax expense payable	177,090
Accrued expenses and other liabilities	314,113
Total liabilities	$6,642,762
Net assets	$524,907,085
Net assets consist of
Paid-in capital	$603,517,886
Total distributable earnings (loss)	(78,610,801)
Net assets	$524,907,085
Shares of beneficial interest outstanding	96,674,856
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,238,307	596,467	$5.43
Class B	64,445	11,853	5.44
Class C	898,795	165,415	5.43
Class I	109,619,443	20,268,690	5.41
Class R1	71,232	13,023	5.47
Class R2	60,128	11,057	5.44
Class R3	63,591	11,681	5.44
Class R4	138,894	25,427	5.46
Class R6	410,752,250	75,571,243	5.44

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.67 [100 / 95.75 x $5.43]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/24 Net investment income (loss)
Income
Interest	$35,625,456
Dividends from affiliated issuers	1,788,810
Other	17,157
Foreign taxes withheld	(926,342)
Total investment income	$36,505,081
Expenses
Management fee	$3,905,870
Distribution and service fees	22,576
Shareholder servicing costs	144,846
Administrative services fee	84,435
Independent Trustees' compensation	10,869
Custodian fee	376,831
Shareholder communications	28,341
Audit and tax fees	94,381
Legal fees	2,633
Miscellaneous	211,320
Total expenses	$4,882,102
Reduction of expenses by investment adviser	(825,817)
Net expenses	$4,056,285
Net investment income (loss)	$32,448,796
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $15,430 foreign capital gains tax)	$(10,333,140)
Affiliated issuers	(1,408)
Futures contracts	(350,896)
Swap agreements	(1,748,132)
Forward foreign currency exchange contracts	6,715,159
Foreign currency	(504,103)
Net realized gain (loss)	$(6,222,520)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $26,187 increase in deferred foreign capital gains tax)	$12,896,854
Affiliated issuers	(2,471)
Futures contracts	665,424
Swap agreements	2,127,406
Forward foreign currency exchange contracts	1,041,682
Translation of assets and liabilities in foreign currencies	(236,618)
Net unrealized gain (loss)	$16,492,277
Net realized and unrealized gain (loss)	$10,269,757
Change in net assets from operations	$42,718,553
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/24	10/31/23
Change in net assets
From operations
Net investment income (loss)	$32,448,796	$29,108,238
Net realized gain (loss)	(6,222,520)	(14,822,782)
Net unrealized gain (loss)	16,492,277	38,477,084
Change in net assets from operations	$42,718,553	$52,762,540
Total distributions to shareholders	$(29,622,291)	$(21,411,123)
Change in net assets from fund share transactions	$31,346,520	$29,363,215
Total change in net assets	$44,442,782	$60,714,632
Net assets
At beginning of period	480,464,303	419,749,671
At end of period	$524,907,085	$480,464,303
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.28	$4.90	$6.20	$6.34	$6.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.12	0.30	(1.30)	(0.14)	(0.59)
Total from investment operations	$0.45	$0.61	$(1.05)	$0.12	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.23)	$(0.09)	$(0.26)	$(0.14)
From tax return of capital	—	—	(0.16)	—	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.23)	$(0.25)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$5.43	$5.28	$4.90	$6.20	$6.34
Total return (%) (r)(s)(t)(x)	8.50	12.26	(17.29)	1.75	(4.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25	1.24	1.27	1.36	1.44
Expenses after expense reductions	1.10	1.11	1.10	1.10	1.10
Net investment income (loss)	5.90	5.71	4.54	3.90	4.22
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$3,238	$5,796	$3,398	$3,934	$1,916
Class B	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.28	$4.91	$6.20	$6.35	$6.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.21	$0.21	$0.23
Net realized and unrealized gain (loss)	0.13	0.28	(1.29)	(0.15)	(0.60)
Total from investment operations	$0.42	$0.55	$(1.08)	$0.06	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.18)	$(0.08)	$(0.21)	$(0.12)
From tax return of capital	—	—	(0.13)	—	(0.11)
Total distributions declared to shareholders	$(0.26)	$(0.18)	$(0.21)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$5.44	$5.28	$4.91	$6.20	$6.35
Total return (%) (r)(s)(t)(x)	7.90	11.20	(17.76)	0.83	(5.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.01	2.00	2.02	2.11	2.19
Expenses after expense reductions	1.85	1.86	1.85	1.85	1.85
Net investment income (loss)	5.16	4.96	3.78	3.20	3.48
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$64	$67	$80	$101	$113

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class C	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.28	$4.90	$6.20	$6.34	$6.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss)	0.12	0.29	(1.30)	(0.14)	(0.59)
Total from investment operations	$0.41	$0.56	$(1.09)	$0.07	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.18)	$(0.08)	$(0.21)	$(0.12)
From tax return of capital	—	—	(0.13)	—	(0.11)
Total distributions declared to shareholders	$(0.26)	$(0.18)	$(0.21)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$5.43	$5.28	$4.90	$6.20	$6.34
Total return (%) (r)(s)(t)(x)	7.70	11.43	(17.93)	0.99	(5.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.01	1.99	2.02	2.11	2.19
Expenses after expense reductions	1.85	1.86	1.85	1.85	1.85
Net investment income (loss)	5.16	4.97	3.78	3.19	3.46
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$899	$902	$733	$1,003	$1,093
Class I	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.26	$4.88	$6.18	$6.32	$6.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.33	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss)	0.12	0.29	(1.29)	(0.13)	(0.59)
Total from investment operations	$0.46	$0.62	$(1.03)	$0.14	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.24)	$(0.10)	$(0.28)	$(0.15)
From tax return of capital	—	—	(0.17)	—	(0.15)
Total distributions declared to shareholders	$(0.31)	$(0.24)	$(0.27)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$5.41	$5.26	$4.88	$6.18	$6.32
Total return (%) (r)(s)(t)(x)	8.78	12.57	(17.15)	2.00	(4.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01	0.99	1.04	1.11	1.18
Expenses after expense reductions	0.85	0.86	0.85	0.85	0.85
Net investment income (loss)	6.15	5.96	4.84	4.18	4.48
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$109,619	$100,571	$49,753	$13,991	$15,055

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.32	$4.93	$6.24	$6.35	$6.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.21	$0.19	$0.22
Net realized and unrealized gain (loss)	0.12	0.31	(1.31)	(0.09)(g)	(0.59)
Total from investment operations	$0.41	$0.58	$(1.10)	$0.10	$(0.37)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.19)	$(0.08)	$(0.21)	$(0.12)
From tax return of capital	—	—	(0.13)	—	(0.11)
Total distributions declared to shareholders	$(0.26)	$(0.19)	$(0.21)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$5.47	$5.32	$4.93	$6.24	$6.35
Total return (%) (r)(s)(t)(x)	7.67	11.59	(17.95)	1.47	(5.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.01	1.99	2.02	2.09	2.18
Expenses after expense reductions	1.85	1.86	1.85	1.85	1.85
Net investment income (loss)	5.16	4.96	3.79	2.91	3.47
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$71	$66	$59	$58	$58
Class R2	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.28	$4.91	$6.21	$6.35	$6.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.24	$0.24	$0.26
Net realized and unrealized gain (loss)	0.13	0.28	(1.30)	(0.14)	(0.59)
Total from investment operations	$0.44	$0.58	$(1.06)	$0.10	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.21)	$(0.09)	$(0.24)	$(0.14)
From tax return of capital	—	—	(0.15)	—	(0.13)
Total distributions declared to shareholders	$(0.28)	$(0.21)	$(0.24)	$(0.24)	$(0.27)
Net asset value, end of period (x)	$5.44	$5.28	$4.91	$6.21	$6.35
Total return (%) (r)(s)(t)(x)	8.43	11.75	(17.47)	1.50	(4.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51	1.49	1.52	1.61	1.68
Expenses after expense reductions	1.35	1.36	1.35	1.35	1.35
Net investment income (loss)	5.66	5.46	4.29	3.70	3.97
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$60	$56	$50	$60	$59

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.30	$4.92	$6.22	$6.36	$6.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.31	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.11	0.30	(1.30)	(0.14)	(0.59)
Total from investment operations	$0.44	$0.61	$(1.05)	$0.12	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.23)	$(0.09)	$(0.26)	$(0.14)
From tax return of capital	—	—	(0.16)	—	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.23)	$(0.25)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$5.44	$5.30	$4.92	$6.22	$6.36
Total return (%) (r)(s)(t)(x)	8.29	12.23	(17.22)	1.76	(4.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26	1.24	1.27	1.37	1.44
Expenses after expense reductions	1.10	1.11	1.10	1.10	1.10
Net investment income (loss)	5.94	5.72	4.55	3.96	4.21
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$64	$166	$123	$132	$275
Class R4	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.31	$4.93	$6.23	$6.38	$6.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.33	$0.27	$0.28	$0.29
Net realized and unrealized gain (loss)	0.12	0.29	(1.30)	(0.15)	(0.59)
Total from investment operations	$0.46	$0.62	$(1.03)	$0.13	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.24)	$(0.10)	$(0.28)	$(0.15)
From tax return of capital	—	—	(0.17)	—	(0.15)
Total distributions declared to shareholders	$(0.31)	$(0.24)	$(0.27)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$5.46	$5.31	$4.93	$6.23	$6.38
Total return (%) (r)(s)(t)(x)	8.76	12.49	(16.98)	1.86	(4.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01	0.99	1.02	1.11	1.19
Expenses after expense reductions	0.85	0.86	0.85	0.85	0.85
Net investment income (loss)	6.15	5.96	4.79	4.19	4.42
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$139	$126	$109	$127	$122

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
Net asset value, beginning of period	$5.28	$4.90	$6.20	$6.34	$6.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.33	$0.27	$0.28	$0.30
Net realized and unrealized gain (loss)	0.13	0.29	(1.30)	(0.14)	(0.59)
Total from investment operations	$0.48	$0.62	$(1.03)	$0.14	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.24)	$(0.10)	$(0.28)	$(0.16)
From tax return of capital	—	—	(0.17)	—	(0.15)
Total distributions declared to shareholders	$(0.32)	$(0.24)	$(0.27)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$5.44	$5.28	$4.90	$6.20	$6.34
Total return (%) (r)(s)(t)(x)	9.08	12.64	(17.00)	2.10	(4.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.90	0.92	1.02	1.08
Expenses after expense reductions	0.75	0.76	0.76	0.76	0.74
Net investment income (loss)	6.26	6.06	4.88	4.28	4.57
Portfolio turnover rate	59	69	64	82	78
Net assets at end of period (000 omitted)	$410,752	$372,715	$365,446	$428,596	$346,556
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$30,888	$—	$—	$30,888
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,490,990	—	7,490,990
Non - U.S. Sovereign Debt	—	464,914,195	—	464,914,195
Foreign Bonds	—	12,971,528	—	12,971,528
Mutual Funds	28,662,984	—	—	28,662,984
Total	$28,693,872	$485,376,713	$—	$514,070,585
Other Financial Instruments
Futures Contracts – Liabilities	$(185,202)	$—	$—	$(185,202)
Forward Foreign Currency Exchange Contracts – Assets	—	4,167,179	—	4,167,179
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,328,767)	—	(3,328,767)
Swap Agreements – Assets	—	291,059	—	291,059
Swap Agreements – Liabilities	—	(1,753,027)	—	(1,753,027)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$30,888	$—
Interest Rate	Futures Contracts	—	(185,202)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,167,179	(3,328,767)
Interest Rate	Cleared Swap Agreements	291,059	(1,753,027)
Total		$4,489,126	$(5,266,996)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(350,896)	$(1,748,132)	$—	$—
Foreign Exchange	—	—	6,715,159	—
Equity	—	—	—	(332,745)
Total	$(350,896)	$(1,748,132)	$6,715,159	$(332,745)

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$665,424	$2,127,406	$—	$—
Foreign Exchange	—	—	1,041,682	—
Equity	—	—	—	(248,874)
Total	$665,424	$2,127,406	$1,041,682	$(248,874)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of October 31, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(32,846)
Cleared Swap Agreements (a)	—	(107,177)
Forward Foreign Currency Exchange Contracts	4,167,179	(3,328,767)
Purchased Options (a)	30,888	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$4,198,067	$(3,468,790)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	208,680	(394,904)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,989,387	$(3,073,886)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at October 31, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$489,741	$(489,741)	$—	$—	$—
BNP Paribas S.A.	101,315	—	—	—	101,315
Citibank N.A.	804,976	(473,964)	(260,388)	—	70,624
Deutsche Bank AG	3,129	(3,129)	—	—	—
Goldman Sachs International	380,229	(32,136)	—	(130,000)	218,093
JPMorgan Chase Bank N.A.	84,335	(84,335)	—	—	—
Merrill Lynch International	2,025,218	(1,108,211)	—	(390,000)	527,007
Morgan Stanley Capital Services, Inc.	100,444	(40,335)	(60,109)	—	—
Total	$3,989,387	$(2,231,851)	$(320,497)	$(520,000)	$917,039
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at October 31, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(650,344)	$489,741	$—	$160,603	$—
Citibank N.A.	(473,964)	473,964	—	—	—
Deutsche Bank AG	(5,025)	3,129	—	—	(1,896)
Goldman Sachs International	(32,136)	32,136	—	—	—
JPMorgan Chase Bank N.A.	(763,871)	84,335	—	605,000	(74,536)
Merrill Lynch International	(1,108,211)	1,108,211	—	—	—
Morgan Stanley Capital Services, Inc.	(40,335)	40,335	—	—	—
Total	$(3,073,886)	$2,231,851	$—	$765,603	$(76,432)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24	Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$29,622,291	$21,411,123
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$532,767,368
Gross appreciation	11,730,316
Gross depreciation	(31,235,857)
Net unrealized appreciation (depreciation)	$(19,505,541)
Undistributed ordinary income	3,211,214
Capital loss carryforwards	(59,322,205)
Other temporary differences	(2,994,269)
Total distributable earnings (loss)	$(78,610,801)
As of October 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(27,613,113)
Long-Term	(31,709,092)
Total	$(59,322,205)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/24	Year ended 10/31/23
Class A	$238,533	$203,926
Class B	3,019	2,802
Class C	43,482	29,513
Class I	6,087,847	3,852,758
Class R1	3,270	2,267
Class R2	3,051	2,179
Class R3	8,734	6,548
Class R4	7,626	5,402
Class R6	23,226,729	17,305,728
Total	$29,622,291	$21,411,123
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this management fee reduction amounted to $68,165, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.78%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2026. For the year ended October 31, 2024, this reduction amounted to $757,652, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $452 for the year ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 11,097
Class B	0.75%	0.25%	1.00%	1.00%	653
Class C	0.75%	0.25%	1.00%	1.00%	9,413
Class R1	0.75%	0.25%	1.00%	1.00%	708
Class R2	0.25%	0.25%	0.50%	0.50%	298
Class R3	—	0.25%	0.25%	0.25%	407
Total Distribution and Service Fees					$22,576
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended October 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the year ended October 31, 2024.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2024, the fee was $5,209, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $139,637.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2024 was equivalent to an annual effective rate of 0.0162% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$23
8/19/2024	Redemption	Class I	3	15
At October 31, 2024, MFS held approximately 89% and 97% of the outstanding shares of Class B and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R2.
(4)  Portfolio Securities
For the year ended October 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$10,653,915	$2,958,956
Non-U.S. Government securities	299,284,411	271,432,448
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	639,348	$3,540,687	1,284,538	$7,171,299
Class B	—	—	79	438
Class C	25,904	142,803	30,179	169,324
Class I	6,590,865	36,233,728	14,849,019	80,812,419
Class R3	2,060	11,428	5,179	28,709
Class R4	534	2,965	1,188	6,540
Class R6	5,157,803	28,601,998	2,835,971	15,658,521
	12,416,514	$68,533,609	19,006,153	$103,847,250

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
	Year ended 10/31/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	42,482	$235,205	36,673	$201,586
Class B	542	3,000	421	2,317
Class C	7,861	43,482	5,373	29,513
Class I	1,105,890	6,086,040	702,588	3,847,892
Class R1	587	3,270	411	2,267
Class R2	551	3,050	397	2,179
Class R3	1,541	8,544	1,188	6,548
Class R4	1,371	7,626	979	5,402
Class R6	4,151,516	22,963,758	3,113,092	17,098,093
	5,312,341	$29,353,975	3,861,122	$21,195,797
Shares reacquired
Class A	(1,183,381)	$(6,506,576)	(916,333)	$(5,059,937)
Class B	(1,446)	(8,194)	(4,012)	(23,413)
Class C	(39,048)	(216,419)	(14,259)	(77,844)
Class I	(6,561,144)	(35,751,757)	(6,612,938)	(36,488,741)
Class R3	(23,234)	(130,322)	(98)	(524)
Class R4	(226)	(1,284)	(547)	(3,040)
Class R6	(4,297,773)	(23,926,512)	(9,914,469)	(54,026,333)
	(12,106,252)	$(66,541,064)	(17,462,656)	$(95,679,832)
Net change
Class A	(501,551)	$(2,730,684)	404,878	$2,312,948
Class B	(904)	(5,194)	(3,512)	(20,658)
Class C	(5,283)	(30,134)	21,293	120,993
Class I	1,135,611	6,568,011	8,938,669	48,171,570
Class R1	587	3,270	411	2,267
Class R2	551	3,050	397	2,179
Class R3	(19,633)	(110,350)	6,269	34,733
Class R4	1,679	9,307	1,620	8,902
Class R6	5,011,546	27,639,244	(3,965,406)	(21,269,719)
	5,622,603	$31,346,520	5,404,619	$29,363,215
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 25%, 25%, 14%, 3%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2045 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements  - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2024, the fund’s commitment fee and interest expense were $2,562 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,854,062	$221,384,047	$217,571,246	$(1,408)	$(2,471)	$28,662,984
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,788,810	$—

MFS Emerging Markets Debt Local Currency Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Debt Local Currency Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Local Currency Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 13, 2024

MFS Emerging Markets Debt Local Currency Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Local Currency Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Local Currency Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Local Currency Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Emerging Markets Debt Local Currency Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Debt Local Currency Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Emerging Markets Debt Local Currency Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 13, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 13, 2024

*  Print name and title of each signing officer under his or her signature.